Shareholder Report, Holdings (Details)	Apr. 30, 2025
Equity Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Equity Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Equity Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Equity Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Equity Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Equity Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Equity Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Equity Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Equity Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Equity Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Equity Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Equity Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Equity Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Equity Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Equity Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Equity Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Equity Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Equity Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Equity Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Equity Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Overseas Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Overseas Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Overseas Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Overseas Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Overseas Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Overseas Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Overseas Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Overseas Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Overseas Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Overseas Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Overseas Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Overseas Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Overseas Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Overseas Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Overseas Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Overseas Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Overseas Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Overseas Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Overseas Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Overseas Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Overseas Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Overseas Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Overseas Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Overseas Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Overseas Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Overseas Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Overseas Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Overseas Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Overseas Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Overseas Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Overseas Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Overseas Series Class Z | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Overseas Series Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Overseas Series Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Overseas Series Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Overseas Series Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Overseas Series Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Overseas Series Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Overseas Series Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Overseas Series Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Conservative Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Pro-Blend(R) Conservative Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Pro-Blend(R) Conservative Term Series Class S | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Pro-Blend(R) Conservative Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pro-Blend(R) Conservative Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Conservative Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Conservative Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Conservative Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Pro-Blend(R) Conservative Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Conservative Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Conservative Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Conservative Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Conservative Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Pro-Blend(R) Conservative Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Pro-Blend(R) Conservative Term Series Class I | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Pro-Blend(R) Conservative Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pro-Blend(R) Conservative Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Conservative Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Conservative Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Conservative Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Pro-Blend(R) Conservative Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Conservative Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Conservative Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Conservative Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Conservative Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Pro-Blend(R) Conservative Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Pro-Blend(R) Conservative Term Series Class R | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Pro-Blend(R) Conservative Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pro-Blend(R) Conservative Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Conservative Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Conservative Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Conservative Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Pro-Blend(R) Conservative Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Conservative Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Conservative Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Conservative Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Conservative Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Pro-Blend(R) Conservative Term Series Class L | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Pro-Blend(R) Conservative Term Series Class L | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Pro-Blend(R) Conservative Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pro-Blend(R) Conservative Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Conservative Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Conservative Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class L | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Conservative Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Pro-Blend(R) Conservative Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Conservative Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Conservative Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Conservative Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Conservative Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Pro-Blend(R) Conservative Term Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Pro-Blend(R) Conservative Term Series Class W | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Pro-Blend(R) Conservative Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pro-Blend(R) Conservative Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Conservative Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Conservative Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Conservative Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Pro-Blend(R) Conservative Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Conservative Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Conservative Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Conservative Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Conservative Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Moderate Term Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Pro-Blend(R) Moderate Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Pro-Blend(R) Moderate Term Series Class S | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Pro-Blend(R) Moderate Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pro-Blend(R) Moderate Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pro-Blend(R) Moderate Term Series Class S | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Moderate Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Moderate Term Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Moderate Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Moderate Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Pro-Blend(R) Moderate Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Moderate Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pro-Blend(R) Moderate Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Moderate Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pro-Blend(R) Moderate Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Pro-Blend(R) Moderate Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Pro-Blend(R) Moderate Term Series Class I | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Pro-Blend(R) Moderate Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pro-Blend(R) Moderate Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pro-Blend(R) Moderate Term Series Class I | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Moderate Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Moderate Term Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Moderate Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Moderate Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Pro-Blend(R) Moderate Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Moderate Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pro-Blend(R) Moderate Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Moderate Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pro-Blend(R) Moderate Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class R | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Pro-Blend(R) Moderate Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Pro-Blend(R) Moderate Term Series Class R | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Pro-Blend(R) Moderate Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pro-Blend(R) Moderate Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pro-Blend(R) Moderate Term Series Class R | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Moderate Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Moderate Term Series Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Moderate Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Moderate Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Pro-Blend(R) Moderate Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Moderate Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pro-Blend(R) Moderate Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Moderate Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pro-Blend(R) Moderate Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class L | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Pro-Blend(R) Moderate Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Pro-Blend(R) Moderate Term Series Class L | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Pro-Blend(R) Moderate Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pro-Blend(R) Moderate Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pro-Blend(R) Moderate Term Series Class L | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Moderate Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Moderate Term Series Class L | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Moderate Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Moderate Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Pro-Blend(R) Moderate Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Moderate Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pro-Blend(R) Moderate Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Moderate Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pro-Blend(R) Moderate Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Pro-Blend(R) Moderate Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Pro-Blend(R) Moderate Term Series Class W | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Pro-Blend(R) Moderate Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pro-Blend(R) Moderate Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pro-Blend(R) Moderate Term Series Class W | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Moderate Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Moderate Term Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Moderate Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Moderate Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Pro-Blend(R) Moderate Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Moderate Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pro-Blend(R) Moderate Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Moderate Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pro-Blend(R) Moderate Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Extended Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Pro-Blend(R) Extended Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pro-Blend(R) Extended Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pro-Blend(R) Extended Term Series Class S | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pro-Blend(R) Extended Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Extended Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Extended Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class S | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Extended Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Pro-Blend(R) Extended Term Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Extended Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Extended Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Extended Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Pro-Blend(R) Extended Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Extended Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pro-Blend(R) Extended Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Pro-Blend(R) Extended Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pro-Blend(R) Extended Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pro-Blend(R) Extended Term Series Class I | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pro-Blend(R) Extended Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Extended Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Extended Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class I | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Extended Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Pro-Blend(R) Extended Term Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Extended Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Extended Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Extended Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Pro-Blend(R) Extended Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Extended Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pro-Blend(R) Extended Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Pro-Blend(R) Extended Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pro-Blend(R) Extended Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pro-Blend(R) Extended Term Series Class R | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pro-Blend(R) Extended Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Extended Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Extended Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class R | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Extended Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Pro-Blend(R) Extended Term Series Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Extended Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Extended Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Extended Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Pro-Blend(R) Extended Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Extended Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pro-Blend(R) Extended Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Pro-Blend(R) Extended Term Series Class L | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pro-Blend(R) Extended Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pro-Blend(R) Extended Term Series Class L | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pro-Blend(R) Extended Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Extended Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Extended Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class L | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Extended Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Pro-Blend(R) Extended Term Series Class L | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Extended Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Extended Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Extended Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Pro-Blend(R) Extended Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Extended Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pro-Blend(R) Extended Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Pro-Blend(R) Extended Term Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pro-Blend(R) Extended Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pro-Blend(R) Extended Term Series Class W | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pro-Blend(R) Extended Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Extended Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Extended Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Extended Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class W | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pro-Blend(R) Extended Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Extended Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Pro-Blend(R) Extended Term Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Extended Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Pro-Blend(R) Extended Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Pro-Blend(R) Extended Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Pro-Blend(R) Extended Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pro-Blend(R) Extended Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pro-Blend(R) Maximum Term Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Maximum Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Pro-Blend(R) Maximum Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class S | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pro-Blend(R) Maximum Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Pro-Blend(R) Maximum Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Pro-Blend(R) Maximum Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Pro-Blend(R) Maximum Term Series Class S | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Maximum Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Maximum Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Maximum Term Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pro-Blend(R) Maximum Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Pro-Blend(R) Maximum Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pro-Blend(R) Maximum Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Maximum Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Maximum Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Maximum Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Maximum Term Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Maximum Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Pro-Blend(R) Maximum Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class I | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pro-Blend(R) Maximum Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
Pro-Blend(R) Maximum Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
Pro-Blend(R) Maximum Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
Pro-Blend(R) Maximum Term Series Class I | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Maximum Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Maximum Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Maximum Term Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pro-Blend(R) Maximum Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Pro-Blend(R) Maximum Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pro-Blend(R) Maximum Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Maximum Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Maximum Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Maximum Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Maximum Term Series Class R | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Maximum Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Pro-Blend(R) Maximum Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class R | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pro-Blend(R) Maximum Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
Pro-Blend(R) Maximum Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
Pro-Blend(R) Maximum Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
Pro-Blend(R) Maximum Term Series Class R | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Maximum Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Maximum Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Maximum Term Series Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pro-Blend(R) Maximum Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Pro-Blend(R) Maximum Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pro-Blend(R) Maximum Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Maximum Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Maximum Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Maximum Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Maximum Term Series Class L | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Maximum Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Pro-Blend(R) Maximum Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class L | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pro-Blend(R) Maximum Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Pro-Blend(R) Maximum Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Pro-Blend(R) Maximum Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Pro-Blend(R) Maximum Term Series Class L | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Maximum Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Maximum Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Maximum Term Series Class L | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pro-Blend(R) Maximum Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Pro-Blend(R) Maximum Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pro-Blend(R) Maximum Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Maximum Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Maximum Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Maximum Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Maximum Term Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Maximum Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Pro-Blend(R) Maximum Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class W | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pro-Blend(R) Maximum Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
Pro-Blend(R) Maximum Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
Pro-Blend(R) Maximum Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
Pro-Blend(R) Maximum Term Series Class W | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Maximum Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pro-Blend(R) Maximum Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Maximum Term Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pro-Blend(R) Maximum Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Pro-Blend(R) Maximum Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pro-Blend(R) Maximum Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Maximum Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Maximum Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Maximum Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Maximum Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Disciplined Value Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Disciplined Value Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Disciplined Value Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Disciplined Value Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Disciplined Value Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Disciplined Value Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Disciplined Value Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Disciplined Value Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Disciplined Value Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Disciplined Value Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Disciplined Value Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Disciplined Value Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Disciplined Value Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Disciplined Value Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Disciplined Value Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Disciplined Value Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Disciplined Value Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Disciplined Value Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Disciplined Value Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Disciplined Value Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Disciplined Value Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Disciplined Value Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Disciplined Value Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Disciplined Value Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Disciplined Value Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Disciplined Value Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Disciplined Value Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Disciplined Value Series Class Z | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Disciplined Value Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Disciplined Value Series Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Disciplined Value Series Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Disciplined Value Series Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Disciplined Value Series Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Disciplined Value Series Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Disciplined Value Series Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Disciplined Value Series Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Rainier International Discovery Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rainier International Discovery Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Rainier International Discovery Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Rainier International Discovery Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Rainier International Discovery Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rainier International Discovery Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Rainier International Discovery Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Rainier International Discovery Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Rainier International Discovery Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Rainier International Discovery Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rainier International Discovery Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rainier International Discovery Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Rainier International Discovery Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rainier International Discovery Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rainier International Discovery Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Rainier International Discovery Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Rainier International Discovery Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Rainier International Discovery Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rainier International Discovery Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Rainier International Discovery Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Rainier International Discovery Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Rainier International Discovery Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Rainier International Discovery Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rainier International Discovery Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rainier International Discovery Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Rainier International Discovery Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rainier International Discovery Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rainier International Discovery Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Rainier International Discovery Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Rainier International Discovery Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Rainier International Discovery Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rainier International Discovery Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Rainier International Discovery Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Rainier International Discovery Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Rainier International Discovery Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Rainier International Discovery Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rainier International Discovery Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rainier International Discovery Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Rainier International Discovery Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rainier International Discovery Series Class Z | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rainier International Discovery Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Rainier International Discovery Series Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Rainier International Discovery Series Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Rainier International Discovery Series Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rainier International Discovery Series Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Rainier International Discovery Series Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Rainier International Discovery Series Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Rainier International Discovery Series Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Rainier International Discovery Series Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rainier International Discovery Series Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rainier International Discovery Series Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Rainier International Discovery Series Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Less than 0.1%
[2]	Less than 0.1%
[3]	Less than 0.1%
[4]	Less than 0.1%
[5]	Less than 0.1%
[6]	Less than 0.1%
[7]	Less than 0.1%
[8]	Less than 0.1%
[9]	Less than 0.1%
[10]	Less than 0.1%